Stock Awards (Details) - A summary of stock option and restricted stock transactions (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number of Options Outstanding, Balance		11,424,498
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)		$ 0.4193
Vested		10,262,319
Shares Available For Grant [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Shares Available for Grant, Balance	2,337,986	2,927,986	10,305,071	2,191,821
Granted	(1,225,000)	(9,785,500)	(1,504,635)
Vested
Vested
Forfeited	457,917	1,471,073	1,247,521
Canceled	177,083	937,342	370,364
Employee Stock Option [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Stock Options, Number of Options Outstanding, Balance	11,735,039	11,424,498	4,306,900	5,543,893
Stock Options, Weighted Average Exercise Price, Balance (in Dollars per share)	$ 0.3644	$ 0.4193	$ 1.3978	$ 1.5218
Granted	1,225,000	9,724,000	1,153,550
Granted (in Dollars per share)	$ 0.0560	$ 0.1164	$ 0.6427
Vested
Vested (in Dollars per share)
Forfeited	(457,917)	(1,471,073)	(1,140,021)
Forfeited (in Dollars per share)	$ 0.0979	$ 0.5925	$ 1.2928
Canceled	(456,542)	(1,135,329)	(925,782)
Canceled (in Dollars per share)	$ 1.1782	$ 1.3123	$ 1.7061
Restricted Stock [Member]
Stock Awards (Details) - A summary of stock option and restricted stock transactions [Line Items]
Restricted Stock, Number of Options Outstanding, Balance		7,500
Restricted Stock, Weighted Average Grand Date Fair Value, Balance (in Dollars per share)		$ 0.1400	$ 1.2500	$ 1.6422
Granted
Granted (in Dollars per share)		$ 0.1385	$ 0.8497
Vested	(7,500)	(59,000)	(362,944)
Vested (in Dollars per share)	$ 0.1400	$ 0.2325	$ 0.8909